Business Combinations - Anandia Laboratories Inc. ("Anandia") (Details) $ / shares in Units, $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 08, 2018 CAD ($) year shares day tranche $ / shares	Aug. 07, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 3,181,453		$ 3,181,453
Common shares issued			3,036,810		3,036,810
Share purchase warrants issued			19,565		19,565
Milestone payment expense				$ 10,400	15,100
Final
Deferred tax liability			(78,551)		(78,551)
Goodwill			2,416,940		2,416,940
Anandia Laboratories Inc. (“Anandia”)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 98,153
Number of shares issued for acquisition (in shares) | shares	1,059,707
Common shares issued	$ 78,588
Number of purchase warrants issued (in shares) | shares	529,851
Share purchase warrants issued	$ 19,565
Exercise price of warrants (in CAD per share) | $ / shares	$ 9.37
Gross contingent consideration accounted for as post-combination services	$ 10,000
Number of tranches to paid out on additional share consideration | tranche	3
Milestone payment expense				$ 5,400	$ 7,400
Provisional allocation at acquisition
Intangible assets	$ 30,900
Deferred tax liability	(7,422)
Goodwill	57,595
Adjustments
Intangible assets	(1,200)
Deferred tax liability	367
Goodwill	876
Final
Intangible assets	29,700
Deferred tax liability	(7,055)
Goodwill	$ 58,471
Revenue of combined entity as if combination occurred at beginning of period			3,000
Loss of combined entity as if combination occurred at beginning of period			$ 6,200
Revenue of acquiree prior to acquisition date		$ 200
Loss of acquiree prior to acquisition date		$ 2,500
Anandia Laboratories Inc. (“Anandia”) | Risk-free interest rate
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.022
Anandia Laboratories Inc. (“Anandia”) | Dividend yield
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0
Anandia Laboratories Inc. (“Anandia”) | Historical volatility for shares
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	0.899
Anandia Laboratories Inc. (“Anandia”) | Volume weighted average price
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	7.13
Anandia Laboratories Inc. (“Anandia”) | Volume weighted average price, consecutive trading days
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities | day	20
Anandia Laboratories Inc. (“Anandia”) | Term of consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities | year	4